FINANCIAL INSTRUMENTS - Carrying amount of financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying amount of financial assets
Total carrying amount of financial assets	$ 8,974	$ 26,483
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	71,550	85,895
Measured at fair value through profit or loss
Carrying amount of financial assets
Total carrying amount of financial assets	785	857
Trade and other payables | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	7,501	10,020
Short term loans | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	280	11,605
Long term loans | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	25,599	25,915
Issued debt - bonds | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	38,170	37,810
Lease liabilities | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	0	545
Mining equipment prepayments | Measured at amortised cost
Carrying amount of financial assets
Total carrying amount of financial assets	0	5,978
Trade and other receivables | Measured at amortised cost
Carrying amount of financial assets
Total carrying amount of financial assets	1,131
Cash and cash equivalents | Measured at amortised cost
Carrying amount of financial assets
Total carrying amount of financial assets	7,443	20,091
Measured at fair value through profit or loss | Measured at fair value through profit or loss
Carrying amount of financial assets
Total carrying amount of financial assets	$ 400	$ 414